Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 07, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
CIK	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 07, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2021
Prospectus Date	rr_ProspectusDate	Sep. 08, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco BulletShares 2031 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCV
Invesco BulletShares 2029 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJT
Invesco BulletShares 2031 Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSMV